Reinsurance and Indemnification - National Flood Insurance Program (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565,000,000	$ 8,921,000,000
Ceded premium earned	1,306,000,000	1,274,000,000	$ 1,296,000,000
Florida Hurricane Catastrophe Fund
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	104,000,000	19,000,000
Ceded premium earned	10,000,000	11,000,000	12,000,000
Ceded losses incurred	143,000,000	19,000,000	0
National Flood Insurance Program
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	31,000,000	88,000,000
Ceded premium earned	258,000,000	263,000,000	274,000,000
Ceded losses incurred	$ 118,000,000	$ 1,120,000,000	$ 537,000,000